Investment Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company | $	$ 509,000	$ 509,000
Federal Home Loan Bank stock (FHLB) | $	657,000	635,000
Securities available for sale pledged as collateral on public deposits | $	$ 82,800,000	$ 65,300,000
GSE - Mortgage-backed Securities and CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	3	6
Number of securities related to unrealized losses		9
Available for sale securities | $	$ 0
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	4	3
Number of securities related to unrealized losses		4
U S States And Political [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	10	1
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities related to unrealized losses		1